Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) (Parenthetical) $ in Thousands	Jun. 30, 2018 USD ($)
Property, Plant and Equipment, Net [Abstract]
Construction-in-process of production infrastructure	$ 985